INVESTMENTS (Details) - USD ($)	10 Months Ended
	Aug. 29, 2014	Oct. 31, 2015	Oct. 31, 2014	Nov. 30, 2007
INVESTMENTS (Details) [Line Items]
Certificates of Deposit, at Carrying Value		$ 2,400,000	$ 2,500,000
Investment In Videocon [Member]
INVESTMENTS (Details) [Line Items]
Available-for-sale Equity Securities, Amortized Cost Basis				$ 16,200,000
Equity Method Investment, Other than Temporary Impairment	$ 63,000
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset	$ 4,135,000
Shares Exchanged for GDR (in Shares)	800,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 12,065,000